Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended								9 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Feb. 08, 2016	Jan. 29, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Assets													$ (36)
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents												$ 29
Impairment of Oil and Gas Properties, Disposal Group											$ 2,324	50	283
Contractual Obligation			$ 686								686
Noncontrolling interests in consolidated subsidiaries			0								0	109
Asset impairment charges			2,300									15	1,100
Impairment of producing properties and costs of acquired unproved reserves	[1]										0	15	772
Results of Operations, Dry Hole Costs											24	21	3
Unproved leasehold property impairment, amortization and expiration											54	74	402
Proceeds from sales of domestic assets and international interests											$ 1,019	374	49
Kokopelli area of Piceance Basin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment Of Costs Of Acquired Unproved Reserves								$ 69	$ 19
Piceance Basin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Derivatives, Determination of Fair Value											82
Other Commitment			423								$ 423
Proved Developed Reserves Production Percentage Maximum											52.00%
Percentage of Production by product											58.00%
Asset impairment charges											$ 2,334
Impairment of producing properties and costs of acquired unproved reserves											2,308
Impairment Of Costs Of Acquired Unproved Reserves													88
Results of Operations, Dry Hole Costs												67
Unproved leasehold property impairment, amortization and expiration											26
Loss On Sale Of Working Interests						$ 1	$ 195
Powder River Basin
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Liabilities of Business Transferred under Contractual Arrangement, Noncurrent			133								133
Escrow Deposits Related to Property Sales											13
Disposal Group, Including Discontinued Operation, Consideration			80								80
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax											15
Impairment of Oil and Gas Properties, Disposal Group											16	45
Contractual Obligation			254								254
Liabilities of Business Transferred under Contractual Arrangement, Current			54								54
Disposal group contract obligation expense				$ 187						$ 187	190
International
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration			291								291	294
Gain (Loss) on Disposition of Assets					$ (41)						(41)		0
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax											(41)
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents												29			$ 17
Impairment of Oil and Gas Properties, Disposal Group											0	0	3
Disposal Group including Discontinued Operations Net Cash Provided By Used In Operating Activities											3	65	56
Disposal Group including Discontinued Operations Net Cash Provided By Used In Investing Activities											15	85	43
Domestic
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposition of Assets													(36)
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax											15
Disposal Group, Including Discontinued Operation, Cash and Cash Equivalents												0
Impairment of Oil and Gas Properties, Disposal Group											2,324	50	280
Disposal group contract obligation expense											190
Disposal Group including Discontinued Operations Net Cash Provided By Used In Operating Activities											184	585	478
Disposal Group including Discontinued Operations Net Cash Provided By Used In Investing Activities											251	$ 512	$ 369
Gathering and Treating [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other Commitment			524								524
Gathering and Treating [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contractual Obligation			104								104
Capacity [Member] | Discontinued Operations [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contractual Obligation			$ 150								150
Subsequent Event | Piceance Basin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration														$ 910
Disposal group contract obligation expense		$ 104
Post Closing [Member] | Piceance Basin [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sales of domestic assets and international interests											$ 329

[1]	Excludes related impairments of unproved leasehold included in exploration expenses.